Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share1 [Abstract]
Earnings per share	Earnings per share
Basic earnings per share is calculated based on earnings available to Common shareholders, as set out below, using the weighted average number of Common shares and Class B Common shares outstanding.
Diluted earnings per share is calculated based on earnings available to Common shareholders adjusted to remove the actual share option expense (recovery) charged to earnings and after deducting a notional charge for share option expense assuming the use of the equity‑settled method, as set out below. The diluted weighted average number of shares is calculated using the treasury stock method. When earnings available to Common shareholders for diluted earnings per share are greater than earnings available to Common shareholders for basic earnings per share, the calculation is anti‑dilutive and diluted earnings per share are deemed to be the same as basic earnings per share.

		Currency remeasurement
	2021	2020
Earnings
Basic	$2,947	$588
Share option expense	47	20
Equity-settled share option adjustment	(5)	(2)
Diluted	$2,989	$606

Weighted average number of shares (thousands)
Basic	109,021	68,672
Share options	539	191
Diluted	109,560	68,863

Earnings per share (dollars)
Basic	$27.03	$8.56
Diluted	$27.03	$8.56